SHAREHOLDERS' EQUITY (Schedule of Information about Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
The options outstanding have been separated into ranges of exercise price as follows:
Options Outstanding	1,294,810
Weighted average remaining contractual life (years)	7 years 6 months 25 days
Weighted average exercise price	$ 3.60
Options exercisable	908,250
Weighted average exercise price of options exercisable	$ 2.91
$ 1.30 [Member]
The options outstanding have been separated into ranges of exercise price as follows:
Minimum exercise price	$ 1.30
Maximum exercise price	$ 1.30
Options Outstanding	85,105
Weighted average remaining contractual life (years)	3 years 10 months 20 days
Weighted average exercise price	$ 1.3
Options exercisable	85,105
Weighted average exercise price of options exercisable	$ 1.30
$ 2.11 - $ 2.64 [Member]
The options outstanding have been separated into ranges of exercise price as follows:
Minimum exercise price	$ 2.11
Maximum exercise price	$ 2.64
Options Outstanding	537,005
Weighted average remaining contractual life (years)	6 years 9 months 14 days
Weighted average exercise price	$ 2.19
Options exercisable	537,005
Weighted average exercise price of options exercisable	$ 2.19
$ 3.84 - $ 6.04 [Member]
The options outstanding have been separated into ranges of exercise price as follows:
Minimum exercise price	$ 3.84
Maximum exercise price	$ 6.04
Options Outstanding	672,700
Weighted average remaining contractual life (years)	8 years 6 months 7 days
Weighted average exercise price	$ 4.97
Options exercisable	286,140
Weighted average exercise price of options exercisable	$ 4.75